UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY



Investment Company Act file number 811-07471


Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)

413 Johnson Street, Suite # 200
Jenkintown, PA  19046
(Address of principal executive offices)


Mark Mulholland
P.O. Box 2479
Jenkintown, PA  19046
(Name and address of agent for service)


Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: September 30, 2009


Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940. The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.


Item 1. Schedule of Investments

The Matthew 25 Fund
Schedule of Investments
September 30, 2009
(unaudited)


Shares/Principal Amount        Historical Cost    Market Value   % of Net Assets

 COMMON STOCKS

 Canned Fruits, Veg & Preserves, Jams & Jellies
 37,500 J.M. Smucker Co.       $1,728,595              $1,987,875      4.96%

 Computer Programming & Data Processing
 2,600  Google, Inc. *          847,181                1,289,210       3.22%

 Construction Machinery & Equipment
 35,000 Caterpillar, Inc.       1,237,074              1,796,550       4.48%

 Electronic Computers
 27,500 Apple, Inc. *           3,365,832              5,097,125       12.72%

 Fire, Marine & Casuality Insurance
 25 Berkshire Hathaway, Cl A *  1,319,909              2,525,000       6.30%

 Gas Production & Distribution
 210,000 El Paso Corporation    1,441,330              2,167,200       5.41%

 Railroads, Line-Haul Operations
 100,000 Kansas City Southern*  1,496,234              2,649,000       6.61%

 Real Estate Investment Trusts
 130,000 Brandywine Rlty Trust  1,078,768              1,435,200       3.58%

 Savings Instituion
 182,500 Abington Comm Banc.    1,313,448              1,412,550       3.53%

 Security Brokers, Dealers & Exchanges
 20,000 Goldman Sachs           2,410,505              3,687,000       9.20%
 72,500 NYSE Euronext, Inc.     1,756,578              2,094,525       5.23%
                               -----------            ------------    -------
                                4,167,083              5,781,525      14.43%

 Shopping Goods Store
 220,000 Cabelas, Inc. *        2,847,813              2,934,800       7.33%

 State Commercial Banks
 63,500 East West Bancorp Inc.    424,988                527,050       1.32%


 Surgical & Medical Instruments & Apparatus
 44,000 Stryker Corp. *         1,725,585              1,998,920       4.99%

 Telephone Communications
 19,500 Verizon Comm, Inc.        682,992                590,265       1.47%

 Transportation Equipment
 79,500 Polaris Indust, Inc.    1,242,919              3,242,010       8.09%

 Trucking & Courier Services
 30,000 United Parcel Service   1,840,750              1,694,100       4.23%


Total Common Stocks            26,760,501             37,128,380      92.67%


 LIMITED PARTNERSHIPS
 120,000 KKR Private Equity *   1,310,272              1,134,000       2.83%


 PREFERRED STOCKS
 1,600  East West Bancorp       1,188,480              1,280,000       3.20%




Total Investments              29,259,253             39,542,380      98.70%


Other Assets in Excess of Liabilities
                                  519,220                519,220       1.30%


Net Assets                    $29,778,473            $40,061,600     100.00%



 * Non-Income producing securities during the period.




The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of September 30, 2009:


                                             Investment in    Other Financial
Description                                  Securities       Instruments*
                    ==========================================================
Level 1 -Quoted prices                        $39,542,380             --
Level 2 -Other significant observable inputs          --              --
Level 3 -Significant unobservable inputs              --              --

Total                                         $39,542,380             --

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.



Item 2. Controls and Procedures

a) The registrant's principal executive and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits

I, Mark Mulholland, President of Matthew 25 Fund, certify that:

1. I have reviewed this report on Form N-Q of the Matthew 25 Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedule of investments included in this report fairly present in all material respects the investments of the Matthew 25 Fund as of the end of the fiscal quarter for which the report is filed.

4. I am responsible for establishing and maintaining disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act) and internal control over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act) for the Matthew 25 Fund and have:

a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation;
and

(d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and


5. I have disclosed to the Matthew 25 Fund's auditors and the audit committe of the Matthew 25 Fund's board of directors:

a) All significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the Matthew 25 Fund's ability to record, process, summarize, and report financial information; and

b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the Matthew 25 Fund's internal control over financial reporting.



Matthew 25 Fund, Inc.

/S/ Mark Mulholland
________________________________
Mark Mulholland, President
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 9, 2009




Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 9, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Matthew 25 Fund, Inc.
/S/ Mark Mulholland, President
_________________________________
Mark Mulholland
Mr. Mulholland acts as the Matthew 25 Fund's Principal Executive Officer and Principal Financial Officer

November 9, 2009